Note 2 - Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares	3,022,492	2,161,583
Unrealized Gain (Loss) on Securities	$ 0	$ 0
Goodwill and Intangible Asset Impairment	0	0
Capitalized Computer Software, Additions	5,400,000	2,900,000
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 100,000	$ 200,000
Initial Contract Term, Minimum	3 years
Initial Contract Term, Maximum	5 years
Subscription Term for Services Minimum	1 year
Subscription Term for Services, Maximum	5 years
Client Relationship Period, Maximum	5 years
Subscription Term for Services, Data Analytics	1 year
Data Analytics Contract Term	1 year
Deferred Cost, Amortization Period, Minimum	3 years
Deferred Cost, Amortization Period, Maximum	5 years
Number of Operating Segments	1
Number of Related Target Markets	2